Income Taxes	3 Months Ended
Mar. 31, 2014
Income Taxes
11.	Income Taxes

At the date of IPO, Rice Energy indirectly owned 100% of Rice Drilling B and its subsidiaries. Rice Drilling B was a limited liability company not subject to federal income taxes before IPO. However, in connection with the closing of the IPO, as a result of our corporate reorganization, the Company became a corporation subject to federal income tax and, as such, our future income taxes will be dependent upon our future taxable income. The change in tax status requires the recognition of a deferred tax asset or liability for the initial temporary differences at the time of the change in status. The resulting deferred tax liability of approximately $164.5 million was recorded in equity at the date of the completion of the IPO as it represents a transaction among shareholders. Additionally, we have presented pro forma EPS for periods prior to our IPO assuming a statutory rate as presented in the accompanying consolidated statement of operations.

Based on management’s analysis, the Company did not have any uncertain tax positions as of March 31, 2014 and December 31, 2013.